Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,162,984.98

Principal:
Principal Collections	$13,132,219.65
Prepayments in Full	$6,915,647.06
Liquidation Proceeds	$218,771.83
Recoveries	$124,278.81
Sub Total	$20,390,917.35
Collections	$21,553,902.33

Purchase Amounts:
Purchase Amounts Related to Principal	$700,361.07
Purchase Amounts Related to Interest	$4,321.31
Sub Total	$704,682.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,258,584.71

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,258,584.71
Servicing Fee	$255,699.00	$255,699.00	$0.00	$0.00	$22,002,885.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,002,885.71
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,002,885.71
Interest - Class A-3 Notes	$25,719.67	$25,719.67	$0.00	$0.00	$21,977,166.04
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$21,889,443.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,889,443.12
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$21,839,331.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,839,331.04
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$21,794,869.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,794,869.96
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$21,730,940.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,730,940.71
Regular Principal Payment	$20,359,487.51	$20,359,487.51	$0.00	$0.00	$1,371,453.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,371,453.20
Residual Released to Depositor	$0.00	$1,371,453.20	$0.00	$0.00	$0.00
Total		$22,258,584.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,359,487.51
Total					$20,359,487.51
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,359,487.51	$40.56	$25,719.67	$0.05	$20,385,207.18	$40.61
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$20,359,487.51	$12.65	$271,945.00	$0.17	$20,631,432.51	$12.82

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$53,213,117.63	0.1060022	$32,853,630.12	0.0654455
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$296,953,117.63	0.1844383	$276,593,630.12	0.1717930

Pool Information
Weighted Average APR	4.433%	4.441%
Weighted Average Remaining Term	27.26	26.46
Number of Receivables Outstanding	28,640	27,521
Pool Balance	$306,838,798.53	$285,710,526.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$296,953,117.63	$276,593,630.12
Pool Factor	0.1871271	0.1742420

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$9,116,896.27
Targeted Overcollateralization Amount	$9,116,896.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,116,896.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$161,272.53
(Recoveries)		155	$124,278.81
Net Losses for Current Collection Period			$36,993.72
Cumulative Net Losses Last Collection Period			$10,251,570.48
Cumulative Net Losses for all Collection Periods			$10,288,564.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.14%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.42%	502	$6,928,059.04
61-90 Days Delinquent	0.37%	66	$1,070,626.15
91-120 Days Delinquent	0.06%	12	$178,537.16
Over 120 Days Delinquent	0.39%	63	$1,122,423.17
Total Delinquent Receivables	3.25%	643	$9,299,645.52

Repossession Inventory:
Repossessed in the Current Collection Period		14	$214,108.25
Total Repossessed Inventory		22	$340,119.12

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1865%
Preceding Collection Period			0.7190%
Current Collection Period			0.1498%
Three Month Average			0.3518%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4443%
Preceding Collection Period			0.4504%
Current Collection Period			0.5123%
Three Month Average			0.4690%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer